Organization and Nature of Operations - Summary of Subsidiaries (Details)	12 Months Ended
Jun. 30, 2024
Prime Number New Sub Pte. Ltd.
Organization and Nature of Operations [Line Items]
Date of incorporation	Jan. 25, 2023
Place of incorporation	Singapore
Principal acitivities	Dormant
Prime Number New Sub Pte. Ltd. | Owned by the Company
Organization and Nature of Operations [Line Items]
Ownership	100.00%
noco-noco Pte. Ltd.
Organization and Nature of Operations [Line Items]
Date of incorporation	Jul. 25, 2019
Place of incorporation	Singapore
Principal acitivities	Principally engaged in providing platform-solutions of decarbonizing offerings
noco-noco Pte. Ltd. | Owned by Prime Number New Sub Pte. Ltd.
Organization and Nature of Operations [Line Items]
Ownership	100.00%
noco-noco Australia Pty. Ltd. ("noco-noco Australia")
Organization and Nature of Operations [Line Items]
Date of incorporation	Jan. 19, 2023
Place of incorporation	Australia
Principal acitivities	Dormant
noco-noco Australia Pty. Ltd. ("noco-noco Australia") | Owned by noco-noco Pte. Ltd.
Organization and Nature of Operations [Line Items]
Ownership	52.00%